Related Party Transactions - Key Management Renumeration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Short-term employee benefits (salaries)	$ 6,614,000	$ 8,786,000	$ 15,601,000
Share-based compensation	19,113,000	25,575,000	26,911,000
Total	25,727,000	34,361,000	42,512,000
Post employment benefits	$ 0	$ 0	$ 0